Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Relating to changes in liabilities for remaining coverage:
Expected incurred claims and other insurance services expenses	$ 2,970	$ 2,688
Release of risk adjustment for non-financial risk and other	191	179
CSM recognized for services provided	255	303
Recovery of insurance acquisition cash flows	81	78
Insurance revenue using GAA Approach	3,497	3,248
Amounts recognized for contracts using the PAA	1,576	1,422
Insurance revenue	5,073	4,670
Insurance service expense
Incurred claims and other expenses	(3,901)	(3,522)
Losses on onerous contracts and reversals of such losses (future service)	(246)	(154)
Adjustments to liability for incurred claims (past service)	(2)	5
Amortization of insurance acquisition cash flows	(81)	(78)
Insurance service expense	(4,230)	(3,749)
Net income (expense) from reinsurance contracts held	(66)	(218)
Insurance service result	777	703
Net investment income	3,259	565
Insurance finance income (expense)
Interest accreted	(126)	(135)
Effect of changes in discount rates and other financial assumptions	(1,754)	259
Effect of changes in fulfilment cash flows at current rates when the corresponding effect through CSM is at locked-in rates	(412)	(258)
Changes in fair value of underlying items for contracts using the VFA	(746)	(107)
Other	(93)	(180)
Insurance finance income (expenses)	(3,131)	(421)
Reinsurance finance income (expense)	166	12
Insurance investment result	294	156
Insurance service and insurance investment results	$ 1,071	$ 859